DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110

April 25, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Central and Eastern Europe Fund, Inc. (the “Fund”) (File No. 811-06041) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system preliminary proxy materials, including a preliminary proxy statement (the “Proxy Statement”) on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund. The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with the joint annual stockholder meeting of the Fund and The New Germany Fund, Inc. to be held on June 23, 2022 (the “Meeting”).

At the Meeting, stockholders of the Fund will be asked to approve a proposed change to the Fund’s fundamental industry concentration policy. In addition, at the Meeting stockholders will be asked to vote on two routine matters (the election of directors to the Fund’s Board and the ratification of independent auditors for the current fiscal year). The Fund expects to begin mailing the definitive proxy statement to stockholders on or about May 18, 2022.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2572.

Very truly yours,

/s/ John Millette
John Millette
Associate General Counsel
DWS Investment Management Americas, Inc.